Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of Net Income and Basic and Diluted Earnings Per Share, Reduced Amounts
If our subsidiary Shandong Fuwei was not entitled to a reduced enterprise income tax, or EIT, rate of 15% for the year ended December 31, 2013, 2012 and 2011, it would have had an EIT rate of 25%, net income and basic and diluted earnings per share would be reduced by the following amounts:

	2013		2012	2011
	RMB	US$	RMB	RMB
Net income	-	-	-	(2,499)
Earnings per share
- Basic	-	-	-	(0.19)
- Diluted	-	-	-	(0.19)

Schedule of Net Income (Loss) Before Income Taxes
The Group had minimal operations in jurisdictions other than the PRC. Net (loss) income before income taxes consists of:

	2013		2012	2011
	RMB	US$	RMB	RMB
Cayman Islands	(2,144)	(354)	(2,482)	(2,183)
British Virgin Islands	(3)	(1)	(3)	(2)
PRC	(66,860)	(11,045)	(59,655)	27,285
U.S.A	48	8	(25)	(107)
	(68,959)	(11,391)	(62,164)	24,993

Schedule of Income Tax Benefit (Expense)
Income tax benefit (expense) consists of:

	Current	Deferred	Total
PRC Income tax	RMB	RMB	RMB
Year ended December 31, 2011	(3,790)	(165)	(3,955)

Year ended December 31, 2012	-	7,727	7,727

Year ended December 31, 2013	-	10,007	10,007
Year ended December 31, 2013 (US$)	-	1,653	1,653

Schedule of Reconciliation of Income Tax Benefit Rate
Income tax expenses reported in the consolidated statements of income differs from the income tax expense amount computed by applying the PRC income tax rate of 15% (the statutory tax rate of the Company’s principal subsidiary) for the year ended December 31, 2013, 2012 and 2011 for the following reasons:

	2013		2012	2011
	RMB	US$	RMB	RMB
Income (loss) before income taxes	(68,959)	(11,391)	(62,164)	24,993

Computed “expected” tax expense	(218)	(36)	-	(6,604)
Non-deductible expenses	-	-	-	(767)
Non-taxable income	131	22	-	940
Tax holiday	87	14	-	2,641
Tax effect of deferred tax and tax rates differential	10,007	1,653	7,727	(165)

Actual income tax benefit (expense)	10,007	1,653	7,727	(3,955)

Schedule of Deferred Tax Assets (Liabilities)
Tax effects of temporary differences that give rise to significant portions of the deferred tax assets (liabilities) as of December 31, 2013 and 2012 are presented below.

	December 31,2013		December 31,2012
	RMB	US$	RMB
Current
Accounts receivable	119	20	179
Other receivables	636	105	636
Inventory impairment	917	151	917
Estimated Loss due to Product Warranty	30	5	125
	1,702	281	1,857
Non-current
Property, plant and equipment, principally due to differences in depreciation	1,340	221	1,481
Construction in progress, principally due to capitalized interest	(3,363)	(555)	(3,093)
Lease prepayments, principally due to differences in charges	(373)	(62)	(383)
Allowance for advanced to supplier-long term	41	7	242
Net loss carryforward	19,507	3,222	8,743
	17,152	2,833	6,990
Net deferred income tax assets	18,854	3,114	8,847